Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Brazil - 7.6%
Banco Santander Brasil SA	529,203	$ 3,060,248
BB Seguridade Participacoes SA	295,958	2,045,971
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	312,500	4,974,114
Hapvida Participacoes e Investimentos SA (A) (B)	1,001,783	784,539
Localiza Rent a Car SA	90,000	983,126
Petroleo Brasileiro SA	421,651	3,588,084
Raia Drogasil SA	152,478	778,640
Rede D’Or Sao Luiz SA (B)	177,989	975,376
TIM SA	689,600	2,413,544
Vale SA, ADR	452,282	6,191,741
WEG SA	218,200	1,424,307

		27,219,690

Chile - 0.6%
Banco de Chile, ADR	88,603	1,968,759
Banco de Chile	3,272,147	366,246

		2,335,005

China - 21.8%
Alibaba Group Holding Ltd.	464,443	4,165,577
Amoy Diagnostics Co. Ltd., Class A	191,331	450,417
Anhui Conch Cement Co. Ltd., Class H	613,000	1,227,797
ANTA Sports Products Ltd.	218,910	1,847,700
Bank of Ningbo Co. Ltd., Class A	563,336	1,691,005
BYD Co. Ltd., Class H	97,155	2,175,316
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	12,000	211,768
China Longyuan Power Group Corp. Ltd., Class H	2,638,175	1,591,376
China Mengniu Dairy Co. Ltd.	575,701	1,275,592
China Merchants Bank Co. Ltd., Class H	1,385,678	5,051,330
China National Building Material Co. Ltd., Class H	2,780,000	980,628
Contemporary Amperex Technology Co. Ltd., Class A	270,126	5,708,650
CSC Financial Co. Ltd., Class H (B)	1,731,322	1,318,394
ENN Energy Holdings Ltd.	286,736	2,134,420
Fuyao Glass Industry Group Co. Ltd., Class H (B)	48,000	217,004
GDS Holdings Ltd., ADR (A)	17,872	96,866
H World Group Ltd., ADR	18,318	581,963
KE Holdings, Inc., ADR	335,362	4,752,080
Kweichow Moutai Co. Ltd., Class A	9,010	2,016,693
Longfor Group Holdings Ltd. (B)	162,927	180,654
Meituan, Class B (A) (B)	397,608	3,198,050
NetEase, Inc.	32,080	623,575
Ningbo Tuopu Group Co. Ltd., Class A	20,400	138,595
PICC Property & Casualty Co. Ltd., Class H	2,630,400	3,271,861
Proya Cosmetics Co. Ltd., Class A	77,064	884,712
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,042,278	667,926
Shanghai Jinjiang International Hotels Co. Ltd., Class A	27,500	96,975
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	201,200	475,630
Shenzhou International Group Holdings Ltd.	178,523	1,589,820
Sinoma Science & Technology Co. Ltd., Class A	851,693	1,687,587

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Sinopharm Group Co. Ltd., Class H	408,800	$ 1,074,933
Tencent Holdings Ltd.	486,523	16,887,846
Trip.com Group Ltd. (A)	75,583	2,751,176
Trip.com Group Ltd., ADR (A)	25,228	922,336
Tsingtao Brewery Co. Ltd., Class H	138,465	790,180
WuXi AppTec Co. Ltd., Class A	65,579	497,632
Wuxi Biologics Cayman, Inc. (A) (B)	188,500	496,044
Yadea Group Holdings Ltd. (B)	310,000	425,041
Yunnan Energy New Material Co. Ltd., Class A	190,957	1,129,825
Zhongsheng Group Holdings Ltd.	402,772	679,889
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	1,487,178	1,491,409

		77,456,272

Hong Kong - 1.4%
AIA Group Ltd.	510,531	4,003,796
China Overseas Land & Investment Ltd.	359,907	544,464
Wharf Holdings Ltd.	68,903	201,313
Yuexiu Property Co. Ltd.	314,722	197,081

		4,946,654

Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	248,668	2,037,970

India - 22.5%
Adani Ports & Special Economic Zone Ltd.	310,707	4,510,774
Ambuja Cements Ltd.	588,868	3,954,071
Apollo Hospitals Enterprise Ltd.	19,004	1,446,111
Axis Bank Ltd.	477,368	6,136,230
Bajaj Auto Ltd.	38,120	3,524,038
Bharti Airtel Ltd.	451,489	6,374,652
Cipla Ltd.	73,896	1,202,748
Eicher Motors Ltd.	16,567	767,255
Godrej Consumer Products Ltd.	218,459	3,057,680
HDFC Bank Ltd., ADR	39,495	2,191,577
HDFC Bank Ltd.	293,665	5,164,704
HDFC Life Insurance Co. Ltd. (B)	139,825	970,324
Hindustan Unilever Ltd.	94,467	2,817,264
Infosys Ltd., ADR	212,979	4,229,763
Jubilant Foodworks Ltd.	337,735	2,107,674
Kotak Mahindra Bank Ltd.	72,982	1,605,156
Larsen & Toubro Ltd.	149,660	6,266,001
Mahindra & Mahindra Ltd.	45,110	899,867
Maruti Suzuki India Ltd.	10,957	1,340,477
Oil & Natural Gas Corp. Ltd.	1,298,361	3,958,121
Reliance Industries Ltd.	236,905	8,129,957
SBI Life Insurance Co. Ltd. (B)	138,490	2,349,795
Tata Consumer Products Ltd.	157,318	2,120,435
Tata Steel Ltd.	573,066	938,396
Varun Beverages Ltd.	202,187	3,108,314
Zomato Ltd. (A)	501,348	840,221

		80,011,605

Indonesia - 1.7%
Bank Rakyat Indonesia Persero Tbk. PT	16,477,386	5,935,736

Ireland - 0.6%
PDD Holdings, Inc., ADR (A)	18,248	2,315,124

Mexico - 1.4%
Fibra Uno Administracion SA de CV, REIT	135,800	230,627
Grupo Mexico SAB de CV, Series B	406,043	2,093,027
Wal-Mart de Mexico SAB de CV	620,100	2,561,247

		4,884,901

Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Philippines - 1.6%
Ayala Land, Inc.	1,214,854	$ 734,143
BDO Unibank, Inc.	1,933,645	4,977,759

		5,711,902

Republic of Korea - 8.9%
Hanon Systems	123,389	575,891
Hyundai Mobis Co. Ltd.	3,454	541,427
Hyundai Motor Co.	10,000	1,454,502
KT Corp.	109,815	2,908,780
LG Chem Ltd.	5,930	1,923,009
POSCO Holdings, Inc.	4,638	1,471,546
Samsung Electronics Co. Ltd.	314,617	17,095,290
Shinhan Financial Group Co. Ltd.	137,098	4,200,690
SK IE Technology Co. Ltd. (A) (B)	25,631	1,420,649

		31,591,784

Republic of South Africa - 1.4%
Clicks Group Ltd. (C)	30,699	493,447
Discovery Ltd.	148,476	1,098,591
Gold Fields Ltd.	60,711	895,807
Harmony Gold Mining Co. Ltd.	144,941	905,989
Naspers Ltd., N Shares	8,864	1,485,298

		4,879,132

Russian Federation - 0.0% (D)
Gazprom PJSC, ADR (A) (E) (F) (G)	2,525,844	0
Lukoil PJSC, ADR (A) (E) (F) (G)	192,700	0
MMC Norilsk Nickel PJSC (A) (E) (F) (G)	7,371	0
Mobile TeleSystems PJSC, ADR (A) (E) (F) (G)	382,338	0
Novatek PJSC, GDR (A) (E) (F) (G)	2,914	0
Sberbank of Russia PJSC (A) (E) (F) (G)	1,980,987	0

		0

Saudi Arabia - 1.4%
Saudi Awwal Bank	514,697	4,917,084

Singapore - 0.7%
Grab Holdings Ltd., Class A (A)	813,187	2,496,484

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA, ADR	471,204	4,396,333

Taiwan - 15.5%
Accton Technology Corp.	257,000	4,323,396
ASPEED Technology, Inc.	45,810	4,499,444
E Ink Holdings, Inc.	533,322	3,536,834
Nanya Technology Corp.	1,847,416	4,051,875
Realtek Semiconductor Corp.	174,000	2,603,979
Taiwan Semiconductor Manufacturing Co. Ltd.	1,586,389	31,757,115
Uni-President Enterprises Corp.	92,000	212,808
Unimicron Technology Corp.	736,000	4,129,165

		55,114,616

Thailand - 2.9%
Bangkok Dusit Medical Services PCL, Class F	1,755,800	1,353,020
Kasikornbank PCL	997,338	3,345,310
PTT Exploration & Production PCL	1,114,283	4,694,590
True Corp. PCL, NVDR (A)	5,665,000	963,298

		10,356,218

United Arab Emirates - 0.2%
Emaar Properties PJSC	338,318	684,035

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 2.3%
Airtel Africa PLC (B)	1,951,695	$ 2,771,775
Anglo American PLC	128,285	3,058,017
Standard Chartered PLC	325,644	2,461,068

		8,290,860

United States - 0.6%
Coupang, Inc. (A)	106,007	1,484,098
Legend Biotech Corp., ADR (A)	10,859	597,897

		2,081,995

Total Common Stocks (Cost $389,712,086)		337,663,400

PREFERRED STOCKS - 2.5%
Brazil - 1.9%
Banco Bradesco SA, 7.25% (H)	2,168,713	6,719,228

Republic of Korea - 0.6%
Samsung Electronics Co. Ltd., 2.46% (H)	47,269	2,068,296

Total Preferred Stocks (Cost $8,685,259)		8,787,524

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 2.50% (H), dated 01/31/2024, to be repurchased at $6,881,962 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $7,019,198.	$ 6,881,484	6,881,484

Total Repurchase Agreement (Cost $6,881,484)		6,881,484

Total Investments (Cost $405,278,829)		353,332,408
Net Other Assets (Liabilities) - 0.7%		2,555,649

Net Assets - 100.0%		$ 355,888,057

Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	107	03/15/2024	$5,271,348	$5,247,280	$—	$(24,068)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	18.2%	$64,188,463
Semiconductors & Semiconductor Equipment	12.1	42,912,413
Oil, Gas & Consumable Fuels	6.3	22,408,722
Technology Hardware, Storage & Peripherals	5.4	19,163,586
Interactive Media & Services	4.8	16,887,846
Metals & Mining	4.4	15,554,523
Insurance	3.9	13,740,338
Wireless Telecommunication Services	3.3	11,559,971
Automobiles	3.0	10,586,496
Hotels, Restaurants & Leisure	3.0	10,498,395
Broadline Retail	2.7	9,450,097
Electrical Equipment	2.4	8,553,606
Electronic Equipment, Instruments & Components	2.2	7,665,999
Real Estate Management & Development	2.1	7,293,770
Personal Care Products	1.9	6,759,656
Construction & Engineering	1.8	6,266,001
Construction Materials	1.7	6,162,496
Health Care Providers & Services	1.7	6,109,609
Beverages	1.7	5,915,187
Water Utilities	1.4	4,974,114
Chemicals	1.3	4,740,421
Transportation Infrastructure	1.3	4,510,774
IT Services	1.2	4,326,629
Communications Equipment	1.2	4,323,396
Diversified Telecommunication Services	1.1	3,872,078
Consumer Staples Distribution & Retail	1.1	3,833,334
Food Products	1.0	3,608,835
Ground Transportation	1.0	3,479,610
Textiles, Apparel & Luxury Goods	1.0	3,437,520
Gas Utilities	0.6	2,134,420
Automobile Components	0.5	1,684,685
Independent Power & Renewable Electricity Producers	0.4	1,591,376
Machinery	0.4	1,491,409
Capital Markets	0.4	1,318,394
Pharmaceuticals	0.3	1,202,748
Biotechnology	0.3	1,048,314
Life Sciences Tools & Services	0.3	993,676
Specialty Retail	0.2	679,889
Health Care Equipment & Supplies	0.2	667,926
Entertainment	0.2	623,575
Diversified REITs	0.1	230,627

Investments	98.1	346,450,924
Short-Term Investments	1.9	6,881,484

Total Investments	100.0%	$353,332,408

Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$58,504,117	$279,159,283	$0	$337,663,400
Preferred Stocks	6,719,228	2,068,296	—	8,787,524
Repurchase Agreement	—	6,881,484	—	6,881,484

Total Investments	$65,223,345	$288,109,063	$0	$353,332,408

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(24,068)	$—	$—	$(24,068)

Total Other Financial Instruments	$(24,068)	$—	$—	$(24,068)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $15,107,645, representing 4.2% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $399,293 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $419,292. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2024, the total value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(G)	Securities deemed worthless.
(H)	Rates disclosed reflect the yields at January 31, 2024.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Opportunities (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6